January 31, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares A.I. Innovation and Tech Active ETF | BAI | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2026
iShares A.I. Innovation and Tech Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.7%
BWX Technologies, Inc.	753,405	$154,771,989
Kratos Defense & Security Solutions, Inc.(a)(b)	1,568,704	161,592,199
		316,364,188
Automobiles — 3.2%
Hyundai Motor Co.	231,672	80,646,288
Tesla, Inc.(a)	462,958	199,261,753
		279,908,041
Broadline Retail — 2.1%
Amazon.com, Inc.(a)	760,764	182,050,825
Communications Equipment — 3.8%
Arista Networks, Inc.(a)	1,089,279	154,394,405
Lumentum Holdings, Inc.(a)(b)	434,370	170,203,541
		324,597,946
Electrical Equipment — 4.8%
Doosan Enerbility Co. Ltd.(a)	1,961,241	122,432,442
Siemens Energy AG(a)	1,080,569	184,107,367
Vertiv Holdings Co., Class A	575,425	107,132,627
		413,672,436
Electronic Equipment, Instruments & Components — 8.6%
Celestica, Inc.(a)(b)	558,388	156,901,444
Elite Material Co. Ltd.	1,967,000	106,694,990
Fabrinet(a)	504,529	246,936,674
Flex Ltd.(a)	1,890,341	119,167,096
IsuPetasys Co. Ltd.	1,427,850	115,321,187
		745,021,391
Interactive Media & Services — 6.8%
Alphabet, Inc., Class A	1,233,784	417,018,992
Meta Platforms, Inc., Class A	238,037	170,553,510
		587,572,502
IT Services — 4.9%
MongoDB, Inc., Class A(a)	236,845	87,947,654
Shopify, Inc., Class A(a)	697,325	91,509,960
Snowflake, Inc.(a)(b)	1,248,018	240,493,068
		419,950,682
Life Sciences Tools & Services — 0.6%
Tempus AI, Inc., Class A(a)(b)	810,269	48,470,292
Media — 1.0%
EchoStar Corp., Class A(a)(b)	794,926	90,001,522
Semiconductors & Semiconductor Equipment — 49.3%
Advanced Micro Devices, Inc.(a)	1,195,552	283,023,025
Advantest Corp.	1,855,700	306,907,686
Alchip Technologies Ltd.	1,149,000	112,808,150
Amkor Technology, Inc.	1,663,762	80,409,618
Astera Labs, Inc.(a)	706,007	106,338,774
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	1,740,406	$576,596,508
Credo Technology Group Holding Ltd.(a)	1,505,972	188,668,172
Intel Corp.(a)	2,290,458	106,437,583
Lam Research Corp.	1,457,944	340,371,606
Micron Technology, Inc.	541,674	224,729,709
Monolithic Power Systems, Inc.	152,160	171,050,664
Nvidia Corp.	3,696,612	706,533,452
SK Hynix, Inc.	611,266	381,660,451
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,114,297	368,342,016
Tower Semiconductor Ltd.(a)	2,189,196	294,950,377
		4,248,827,791
Software — 7.5%
Microsoft Corp.	666,563	286,815,393
Oracle Corp.	802,085	132,007,150
Palantir Technologies, Inc., Class A(a)	907,883	133,086,569
Rubrik, Inc., Class A(a)	1,628,154	91,095,216
		643,004,328
Technology Hardware, Storage & Peripherals — 1.5%
Asia Vital Components Co. Ltd.	2,924,000	132,844,603
Wireless Telecommunication Services — 2.1%
SoftBank Group Corp.	6,698,500	182,918,534
Total Long-Term Investments — 99.9% (Cost: $7,500,402,580)		8,615,205,081
Short-Term Securities
Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	154,148,968	154,226,043
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	85,880,000	85,880,000
Total Short-Term Securities — 2.8% (Cost: $240,106,013)		240,106,043
Total Investments — 102.7% (Cost: $7,740,508,593)		8,855,311,124
Liabilities in Excess of Other Assets — (2.7)%		(229,366,261)
Net Assets — 100.0%		$8,625,944,863

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares A.I. Innovation and Tech Active ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,138,943	$150,072,856 (a)	$—	$14,353	$(109)	$154,226,043	154,148,968	$467,689 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,720,000	84,160,000 (a)	—	—	—	85,880,000	85,880,000	739,623	—
				$14,353	$(109)	$240,106,043		$1,207,312	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,888,863,383	$1,726,341,698	$—	$8,615,205,081
Short-Term Securities
Money Market Funds	240,106,043	—	—	240,106,043
	$7,128,969,426	$1,726,341,698	$—	$8,855,311,124

Portfolio Abbreviation
ADR	American Depositary Receipt